Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2017	Sep. 01, 2017	May 01, 2016	Feb. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,094	$ 41,468	$ 19,120
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (1,916)	(814)	1,309
Sohu.com Limited [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		147,000
Sohu.com Limited [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options					6,000	32,000	13,000	1,068,000
Exercise prices of option granted					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of options granted in period		578,500
Number of share options vested		578,500
Total fair value of stock options granted		$ 22,800
Share-based compensation expense		5,100	2,400	1,400
Total fair values of share options vested		5,000	7,100	10,800
Total intrinsic value of share options exercised		$ 6,200	$ 6,100	$ 2,500
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Stock Options [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Award vesting period	4 years